Cover	3 Months Ended
Mar. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Amendment to the Registration Statement contains 341,248 fewer shares issuable upon conversion of the Senior Subordinated Convertible Notes. This is due to certain note holders from the December 2022 Note Financing electing to convert their notes and register those shares under Rule 144. As such, the numbers in this Registration Statement have been updated to reflect that change.
Entity Registrant Name	EVOFEM BIOSCIENCES, INC.
Entity Central Index Key	0001618835
Entity Tax Identification Number	20-8527075
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7770 Regents Road
Entity Address, Address Line Two	Suite 113-618
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	858
Local Phone Number	550-1900
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	7770 Regents Road
Entity Address, Address Line Two	Suite 113-618
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	858
Local Phone Number	550-1900
Contact Personnel Name	Saundra Pelletier